Prepaid Expenses and Other Current Assets	3 Months Ended
Mar. 31, 2021
Contingently Redeemable Preferred Stock [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

At March 31, 2021 and December 31, 2020 prepaid expenses and other currents assets consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Prepaid expenses	$2,775	$1,578
Short term deposits	32	2
Other current assets	282	29
	$3,089	$1,609

Prepaid expenses include prepayments related to information technology, insurance, commissions, tradeshows and conferences.